Consolidated Balance Sheets (Unaudited) (Parentheticals) shares in Thousands	Sep. 30, 2021 USD ($) shares	Sep. 30, 2021 ₪ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 ₪ / shares
Statement of Financial Position [Abstract]
Accounts receivable, net of allowance for credit losses (in Dollars) | $	$ 700		$ 900
Ordinary shares, par value (in New Shekels per share) | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, authorized	180,000		180,000
Ordinary shares, issued	65,467		56,617
Ordinary shares, outstanding	65,467		56,617